FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE TRUST
                ----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 3/31/08
                          -------



Item 1. Schedule of Investments.


Franklin California Tax-free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2008

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CONTENTS

Franklin California Insured Tax-Free Income Fund ...........................       3
Franklin California Intermediate-Term Tax-Free Income Fund .................      14
Franklin California Limited-Term Tax-Free Income Fund ......................      21
Franklin California Tax-Exempt Money Fund ..................................      23
Notes to Statements of Investments .........................................      28

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                      FRANKLIN - Templeton - Mutual Series

                    1 | QUARTERLY STATEMENTS OF INVESTMENTS
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Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)
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
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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT        VALUE
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
LONG TERM INVESTMENTS 988%
MUNICIPAL BONDS 988%
CALIFORNIA 988%
ABAG Finance Authority for Nonprofit Corps COP,
     Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ...............   $        1,950,000   $     1,993,388
     Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ............            3,500,000         3,543,960
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..........................            5,000,000         5,062,750
ABAG Finance Authority for Nonprofit Corps. Revenue, ........................................
     Poway Retirement Housing Foundation Housing Inc. Project, Series A, California .........
     Mortgage Insured, 5.375%, 11/15/25 .....................................................            5,145,000         5,207,820
     Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 560%,
        4/01/26 .............................................................................            2,750,000         2,804,092
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero
   cpn. 8/01/25 .............................................................................            9,045,000         3,784,338
Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn to 10/01/12,
     5.25% thereafter, 10/01/21 .............................................................           64,660,000        51,629,070
     5.45% thereafter, 10/01/25 .............................................................           25,000,000        19,579,500
Alameda Power and Telecommunication Electric System Revenue COP, Refunding, Series A,
   MBIA Insured, 5..75%, 7/01/30 ............................................................            3,305,000         3,476,926
Alhambra City Elementary School District GO, ................................................
     Capital Appreciation, Election of 1999, Series B, FGIC Insured, zero cpn., 9/01/27 .....            3,035,000           978,970
     Series A, FSA Insured, Pre-Refunded, 560%, 9/01/24 .....................................            2,065,000         2,190,056
Antelope Valley UHSD, GO, Series A, MBIA Insured, 500%, 2/01/27 .............................            5,000,000         5,090,850
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn,
     8/01/29 ................................................................................            5,110,000         1,491,047
     8/01/33 ................................................................................           11,690,000         2,707,053
     8/01/39 ................................................................................            9,620,000         1,560,941
     8/01/46 ................................................................................           27,665,000         2,913,124
Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%,
   12/01/22 .................................................................................            1,080,000         1,106,384
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34 ..........            4,315,000         3,806,520
Bakersfield City School District GO, Series A, FSA Insured, 5.00%,
     11/01/27 ...............................................................................            2,415,000         2,466,150
     11/01/28 ...............................................................................            2,535,000         2,560,705
Bakersfield Wastewater Revenue, Series A, FSA Insured, 5.00%, 9/15/32 .......................           10,430,000        10,227,762
Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 .....................            4,000,000         4,251,200
Baldwin Park USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/31 .........................            5,440,000         5,471,878
Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 .........................            1,500,000         1,525,590
Brea and Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 .............................            1,000,000         1,040,200
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
   FSA Insured, 5.00%, 9/02/32 ..............................................................            3,800,000         3,675,018
Cabrillo Community College District GO,
     Capital Appreciation, Election of 2004, Series B, MBIA Insured, zero cpn., 8/01/39 .....           12,570,000         1,978,518
     Series C, AMBAC Insured, Pre-Refunded, 5.375%, 5/01/26 .................................            5,400,000         5,850,630
California Community College Financing Authority Lease Revenue, Grossmont Palomar and
   Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ..........................................            3,030,000         3,048,998
California Educational Facilities Authority Revenue,
     Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 .................................            4,455,000         4,692,986
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..............................           24,705,000        24,863,606

                    3 |  QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

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
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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
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
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED) CALIFORNIA (CONTINUED)
California Health Facilities Financing Authority Revenue,
     Asian Community Center, Series A, AMBAC Insured, 5.00%, 4/01/37......................      $       10,550,000  $     9,876,593
     Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28.....................              10,000,000        9,498,500
     Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28........................              12,995,000       12,343,301
     Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/28.....................               2,005,000        2,040,970
     Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25...               1,095,000        1,124,729
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28.....................................              15,400,000       15,582,336
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18....................................               5,000,000        5,122,200
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20....................................               4,000,000        4,095,760
     Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%,
        11/01/28..........................................................................               3,325,000        3,326,230
     Northern California Presbyterian, Refunding, 5.40%, 7/01/28..........................               5,000,000        4,606,600
     Orange County Health Facility, Series A, California Mortgage Insured, 6.20%,
        11/01/24..........................................................................               3,435,000        3,511,532
     Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32.......               2,000,000        1,910,800
     Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/19.....................               1,585,000        1,618,808
     Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/38.....................               3,735,000        3,688,761
     Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/19..................                 115,000          120,573
     Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/38..................                 265,000          277,842
     The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22...............               5,000,000        5,092,200
     True to Life Children's Services, Series A, California Mortgage Insured, 5.625%,
        9/01/25...........................................................................               1,250,000        1,284,588
     UCSF-Stanford Health Care, Series A, FSA Insured, Pre-Refunded, 5.00%, 11/15/28......               9,530,000        9,807,228
California HFAR, Home Mortgage, Series N, AMBAC Insured, zero cpn to 2/01/10, 630%
   thereafter, 8/01/31....................................................................                 240,000          215,813
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
   first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33......................               8,460,000        8,728,436
California PCFA, PCR, Southern California Edison Co, Refunding, Series C, MBIA Insured,
   5.55%, 9/01/31.........................................................................               4,800,000        4,491,504
California Public School District Financing Authority Lease Revenue, Southern Kern USD,
   Series B, FSA Insured, ETM, 5.90%, 9/01/26.............................................               1,615,000        1,853,293
California State Department of Water Resources Central Valley Project Revenue, Water
   System, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27............................                 365,000          366,507
California State Department of Water Resources Water Revenue,
     Central Valley Project, Refunding, Series AD, FSA Insured, 5.00%, 12/01/26...........               2,170,000        2,209,060
     Refunding, Series W, FSA Insured, 5.125%, 12/01/29...................................               5,000,000        5,078,800
     System, Central Valley Project, Refunding, Series AC, MBIA Insured, 500%, 12/01/26...               3,575,000        3,625,300
California State GO,
     FGIC Insured, 5.375%, 6/01/26........................................................               1,350,000        1,352,552
     FSA Insured, Pre-Refunded, 5.50%, 9/01/29............................................              34,500,000       36,541,710
     MBIA Insured, 6.00%, 8/01/16.........................................................                 210,000          212,281
     MBIA Insured, 6.00%, 10/01/21........................................................                  65,000           65,928
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/29...........................................              19,520,000       20,491,706
     Pre-Refunded, 5.00%, 10/01/27........................................................              30,790,000       31,593,311
     Pre-Refunded, 5.125%, 6/01/31........................................................              24,705,000       26,702,646
     Refunding, 5.125%, 6/01/31...........................................................                 295,000          295,620
     Refunding, MBIA Insured, 5.00%, 8/01/29..............................................                 730,000          731,540
     Various Purpose, Refunding, 5.00%, 3/01/32...........................................               3,000,000        2,950,530
     Various Purpose, Refunding, 5.00%, 12/01/32..........................................              14,585,000       14,340,410
     Various Purpose, 5.00%, 11/01/32.....................................................              22,500,000       22,124,025

                    4 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

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
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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
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
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California State Local Government Finance Authority Revenue, Marin Valley Mobile,
  Senior Series A, FSA Insured, 5.80%, 10/01/20.............................................    $        3,770,000  $     3,849,962
California State Public Works Board Lease Revenue, Department of Mental Health
Hospital, Series A, AMBAC Insured, 5.00%,
     12/01/21...............................................................................             4,100,000        4,188,888
     12/01/26...............................................................................             5,675,000        5,688,506
California State University Foundation Revenue, Monterey Bay, MBIA Insured,
Pre-Refunded, 5.35%, 6/01/31................................................................             2,000,000        2,175,320
California State University of Los Angeles Auxiliary Services Inc Revenue, MBIA
Insured, Pre-Refunded, 5.125%, 6/01/33......................................................             3,200,000        3,458,752
a California State University Revenue, Systemwide, Series A, FSA Insured, 5.00%, 11/01/33...            10,000,000       10,031,000
California State University Revenue and Colleges Revenue, Systemwide, Refunding,
  Series A, AMBAC Insured, 5.00%, 11/01/33..................................................            22,000,000       21,967,660
California Statewide CDA,
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29..................................            12,250,000       11,014,832
     COP, Kaiser Permanente, ETM, 5.30%, 12/01/15...........................................             9,700,000       10,351,646
     COP, MBIA Insured, 5.00%, 4/01/18......................................................             3,000,000        2,981,370
     COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21............................             9,585,000        9,855,585
     COP, Refunding, FSA Insured, 5.50%, 8/15/31............................................             7,000,000        7,208,950
     MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured,
     5.80%, 8/01/33.........................................................................             2,785,000        2,854,792
California Statewide CDA Revenue,
     COP, John Muir/Mt Diablo Health System, MBIA Insured, 5.125%, 8/15/22..................             5,000,000        5,092,250
     Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23.....................             2,000,000        2,066,420
     Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/27.........            15,000,000       14,435,700
     Refunding, California Mortgage Insured, 5.00%, 8/01/21.................................             2,035,000        2,043,364
     St Ignatius College Preparatory, AMBAC Insured, 5.00%, 6/01/37.........................             7,215,000        6,905,260
     St Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47.........................            20,000,000       19,801,200
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
     Refunding, Series A, FSA Insured, 5.00%, 10/01/32......................................             9,320,000        9,346,003
     Refunding, Series B, FSA Insured, 5.75%, 10/01/29......................................             1,465,000        1,509,961
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26...................................             2,400,000        2,577,528
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26...................................             1,020,000        1,067,971
Campbell USD, GO, FSA Insured, 5.00%, 8/01/27...............................................             7,150,000        7,301,008
Castaic Lake Water Agency Revenue COP,
     1999 Project, Refunding, AMBAC Insured, 4.50%, 8/01/26.................................             7,700,000        7,115,031
     Series A, MBIA Insured, 5.00%, 8/01/29.................................................             8,000,000        7,999,440
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
  AMBAC Insured, zero cpn,
     8/01/35................................................................................            10,000,000        2,025,100
     8/01/36................................................................................            10,000,000        1,910,100
     8/01/37................................................................................            15,045,000        2,710,658
Chaffey Community College District GO,
     Refunding, Series A, FSA Insured, 5.00%, 7/01/27.......................................               270,000          277,368
     Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27....................................             5,480,000        6,021,643
Charter Oak USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%, 8/01/30...............             3,115,000        3,098,210

                    5 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

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
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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT        VALUE
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
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5125%, 4/01/24................... $         2,790,000   $    2,836,788
Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
   Project, Refunding, AMBAC Insured, 6.00%, 8/01/16..........................................           2,000,000        2,005,140
Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured,
   5.00%, 8/01/28.............................................................................           2,685,000        2,719,663
Clovis PFAR, 2001 Corp Yard Project, AMBAC Insured, 5.00%, 3/01/27............................           3,265,000        3,304,147
Compton USD, GO, Election of 2002, Series B, MBIA Insured, Pre-Refunded, 5.00%, 6/01/29.......           2,000,000        2,216,280
Corona-Norco USD,
     COP, Refunding, FSA Insured, 5.125%, 4/15/25.............................................           5,355,000        5,403,730
     COP, Refunding, FSA Insured, 5.125%, 4/15/29.............................................           2,540,000        2,554,300
     GO, Capital Appreciation, Refunding, Series B, FSA Insured, zero cpn, 3/01/25............           1,400,000          571,396
     GO, Capital Appreciation, Series B, FSA Insured, zero cpn, 9/01/23.......................           2,320,000        1,056,482
     GO, Capital Appreciation, Series B, FSA Insured, zero cpn, 9/01/24.......................           2,620,000        1,113,945
     GO, Capital Appreciation, Series C, FGIC Insured, zero cpn, 9/01/25......................           4,655,000        1,788,544
     GO, Capital Appreciation, Series C, FGIC Insured, zero cpn, 9/01/26......................           6,080,000        2,179,741
     GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27..............................           2,000,000        2,035,680
Coronado CDA Tax Allocation, Community Development Project, MBIA Insured, 5.375%,
   9/01/26....................................................................................           2,700,000        2,777,895
Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29.............................           5,070,000        5,036,842
Culver City USD, GO, MBIA Insured, Pre-Refunded,
     5.125%, 8/01/37..........................................................................             650,000          663,800
     5.20%, 8/01/38...........................................................................           3,285,000        3,457,068
Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22...........................           1,620,000        1,734,874
East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26....................          14,000,000       15,079,120
El Centro Financing Authority Wastewater Revenue, Series A, FSA Insured, 5.25%, 10/01/35......           6,200,000        6,250,716
El Monte City School District GO, Election of 2004,
     Series A, FGIC Insured, 5.00%, 5/01/30...................................................           4,500,000        4,446,495
     Series B, FSA Insured, 5.00%, 8/01/32....................................................           5,535,000        5,559,188
El Monte Water Authority Revenue, Water System Project, AMBAC Insured, Pre-Refunded,
   5.60%, 9/01/34.............................................................................           1,800,000        1,976,166
Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,
   9/01/30....................................................................................           3,770,000        3,789,755
Escondido USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26........................          11,665,000       12,733,514
Eureka USD, GO, FSA Insured, 5.00%, 8/01/25...................................................           4,145,000        4,267,692
Fairfield Suisun USD, GO,
     Election of 2002, MBIA Insured, 5.00%, 8/01/25...........................................           4,185,000        4,282,678
     MBIA Insured, 5.00%, 8/01/27.............................................................          12,000,000       12,246,480
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
   MBIA Insured, 5.00%, 3/01/33...............................................................           5,000,000        4,964,550
Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26............           2,030,000        2,076,284
Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, MBIA Insured, zero cpn, 1/15/17.........................          20,000,000       12,808,800
     Capital Appreciation, Refunding, MBIA Insured, zero cpn, 1/15/18.........................          25,000,000       15,078,250
     Capital Appreciation, Refunding, MBIA Insured, zero cpn, 1/15/19.........................           5,970,000        3,374,602
     senior lien, Refunding, Series A, MBIA Insured, 5.00%, 1/01/35...........................          66,735,000       63,155,335

                    6 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

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
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FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
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
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured, 500%,
   8/01/29..................................................................................           5,280,000  $     5,279,630
Fresno USD, GO, Refunding,
     Series B, MBIA Insured, 5.00%, 2/01/21.................................................           2,860,000        2,833,116
     Series C, MBIA Insured, 5.90%, 2/01/20.................................................           2,065,000        2,215,910
     Series C, MBIA Insured, 5.90%, 8/01/22.................................................           3,000,000        3,216,600
Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, zero cpn,.......           3,030,000        1,344,896
   8/01/23
Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured,
   5.75%,...................................................................................           1,250,000        1,317,800
     7/01/25
     7/01/30................................................................................           1,000,000        1,053,130
Gilroy USD, GO, Election of 2002, FGIC Insured, 5.00%, 8/01/30..............................           8,650,000        8,546,200
Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24.....................................           2,750,000        2,838,467
Glendora PFAR Tax Allocation, Project No 1, Refunding, Series A, MBIA Insured, 5.00%,
   9/01/24..................................................................................           5,000,000        5,087,450
Grossmont UHSD,
     COP, FSA Insured, Pre-Refunded, 5.75%, 9/01/26.........................................           2,250,000        2,332,283
     GO, Capital Appreciation, Election of 2004, FSA Insured, zero cpn, 8/01/24.............           5,110,000        2,234,807
Hartnell Community College District GO, Election of 2002, Series B, FSA Insured, 5.00%,.....           5,000,000        5,026,300
   6/01/31
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
   5.125%, 10/01/32.........................................................................          19,815,000       19,773,785
Huntington Beach City and School District COP, MBIA Insured, Pre-Refunded, 5.25%,
   7/01/29..................................................................................           1,795,000        1,902,933
Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
     8/01/25................................................................................           3,045,000        3,394,749
     8/01/29................................................................................           3,075,000        3,351,873
Jurupa Community Services District Special Tax, CFD No 2, Series A, AMBAC Insured, 5.00%,
   9/01/32..................................................................................           7,000,000        6,970,320
Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24...............................................           1,600,000        1,679,568
Kern High School District GO,
     Election of 2004, Series C, FGIC Insured, 5.00%, 8/01/33...............................           7,535,000        7,262,007
     FSA Insured, ETM, 6.625%, 8/01/14......................................................           1,535,000        1,847,557
     FSA Insured, ETM, 6.625%, 8/01/15......................................................           1,400,000        1,708,882
Lancaster Financing Authority Tax Allocation Revenue, Subordinated, Redevelopment
Projects No 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35.................................           5,775,000        5,504,210
Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured, zero cpn,
     8/01/25................................................................................           5,495,000        2,157,062
     7/01/26................................................................................           5,965,000        2,197,088
Las Virgenes USD, GO, Series A, FSA Insured, 5.00%, 8/01/28.................................           5,245,000        5,312,346
Lodi Electric Systems Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%,
   1/15/32..................................................................................           4,000,000        4,158,760
Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23..................................................           2,150,000        2,194,247
Lodi USD School Facilities Improvement District No 1 GO, Election of 2006, FSA Insured,
   5.00%,
     8/01/30................................................................................           6,450,000        6,502,180
     8/01/32................................................................................           8,220,000        8,255,921

                    7 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Lompoc USD, GO, Election of 2002, Series C, FSA Insured, 5.00%,
     6/01/27................................................................................  $        3,020,000  $     3,095,681
     6/01/32................................................................................           3,000,000        3,012,930
Long Beach Bond Finance Authority Lease Revenue,
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19...............           4,000,000        4,025,840
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26...............          11,000,000       10,487,510
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 52.5%, 11/01/30...............           2,000,000        1,876,740
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26......................           6,780,000        6,619,450
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31......................          10,500,000        9,916,515
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach
   Redevelopment Projects, Series A, AMBAC Insured,
     5.00%, 8/01/25.........................................................................           7,015,000        6,918,544
     5.00%, 8/01/31.........................................................................           3,135,000        2,961,603
     Pre-Refunded, 5.00%, 8/01/25...........................................................           6,535,000        7,133,606
     Pre-Refunded, 5.00%, 8/01/31...........................................................           8,865,000        9,677,034
Long Beach University School District GO, Election of 1999, Series C, MBIA Insured,
   5.125%, 8/01/31..........................................................................          13,870,000       13,991,501
Los Angeles Community College District GO,
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26...................................           4,000,000        4,323,920
     Series B, FSA Insured, 5.00%, 8/01/27..................................................           4,000,000        4,091,680
Los Angeles COP,
     Municipal Improvement Corp of Los Angeles, Program AW Certificates, AMBAC Insured,
        5.00%, 6/01/27......................................................................           5,895,000        5,945,284
     Real Property Program, MBIA Insured, 500%, 2/01/27.....................................           9,890,000       10,023,317
Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured,
   Pre-Refunded, 5.25%,
     11/01/27...............................................................................           2,500,000        2,685,475
     11/01/33...............................................................................           2,500,000        2,685,475
Los Angeles County Public Works Financing Authority Lease Revenue, Master Refunding
   Project, Refunding, Series B, FGIC Insured, 5.00%, 9/01/31...............................           7,600,000        7,375,192
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
   District No 14, Refunding, Sub Series B, FGIC Insured, 5.00%, 10/01/28...................           8,390,000        8,067,488
Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-2,
   AMBAC Insured, 5.00%, 7/01/44............................................................          25,000,000       24,425,250
Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22.............             740,000          740,200
Los Angeles USD, GO,
     Election of 2002, Series C, FSA Insured, 5.00%, 7/01/32................................          19,000,000       19,152,570
     Election of 2004, Series H, FSA Insured, 5.00%, 7/01/27................................           5,000,000        5,107,300
     Election of 2004, Series H, FSA Insured, 5.00%, 7/01/28................................           5,000,000        5,088,550
     Election of 2005, Series E, FSA Insured, 5.00%, 7/01/27................................           5,800,000        5,924,468
Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26..............          10,000,000       10,158,300
Los Angeles Water and Power Revenue,
     Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24........................          12,000,000       12,059,400
     Power System, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37............................          20,000,000       19,876,800
     Power System, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/39............................          19,000,000       18,850,090
     Power System, Sub Series A-1, FSA Insured, 5.00%, 7/01/35..............................           5,000,000        4,977,500

                    8 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.85%,
   9/01/18...................................................................................  $        1,765,000  $     1,852,120
Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
     5.85%, 6/01/22..........................................................................             665,000          689,984
     5.90%, 6/01/29..........................................................................           3,105,000        3,217,649
Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29.........           1,200,000        1,203,096
Mendocino County COP, Public Facilities Corp, MBIA Insured, 5.25%, 6/01/30...................           2,680,000        2,739,282
Merced Irrigation District Electricity System Revenue, Refunding, XLCA Insured, 5.00%,
   9/01/26...................................................................................          10,000,000        9,592,800
Millbrae COP, Police Department Expansion, AMBAC Insured, 5875%, 3/01/24.....................           1,025,000        1,069,977
Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
     7/01/26.................................................................................           5,000,000        5,067,700
     7/01/31.................................................................................           8,285,000        8,306,790
Monrovia USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31....................           4,915,000        4,941,246
Montebello Community RDA Tax Allocation, Montebello Hills Redevelopment Project,
   Refunding, MBIA Insured, 5.60%, 3/01/19...................................................           2,460,000        2,478,450
Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%, 11/01/26........           8,715,000        9,041,551
Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26...............           4,000,000        4,443,200
Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 5.50%, 8/01/25..............................           3,840,000        4,163,290
Mount Diablo USD, GO, Election of 2002,
     FGIC Insured, 5.00%, 7/01/25............................................................           6,025,000        6,116,098
     MBIA Insured, 5.00%, 6/01/28............................................................           1,465,000        1,486,037
     MBIA Insured, 5.00%, 6/01/29............................................................           1,590,000        1,608,985
Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27.......................................           2,380,000        2,417,628
Natomas USD, GO, FSA Insured, 5.00%, 9/01/26.................................................           2,535,000        2,601,290
Nevada Joint UHSD, GO,
     Election of 2002, Series B, FSA Insured, 5.00%, 8/01/30.................................           5,125,000        5,143,347
     Series A, FSA Insured, 5.00%, 8/01/26...................................................           1,295,000        1,325,238
Newark USD, GO, Capital Appreciation,
     Series B, FGIC Insured, zero cpn, 8/01/24...............................................           9,905,000        3,943,874
     Series C, FSA Insured, zero cpn, 8/01/22................................................           2,165,000        1,054,528
     Series C, FSA Insured, zero cpn, 8/01/23................................................           2,465,000        1,125,692
     Series C, FSA Insured, zero cpn, 8/01/24................................................           2,560,000        1,101,978
     Series C, FSA Insured, zero cpn, 8/01/25................................................           2,705,000        1,097,554
Norco RDA Tax Allocation, Redevelopment Project Area No 1, MBIA Insured, 5.625%,
   3/01/30...................................................................................           1,000,000        1,049,250
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%,
   7/01/23...................................................................................           3,200,000        4,206,368
Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded, 6.00%,
   1/01/29...................................................................................          10,000,000       10,639,300
Oceanside COP, AMBAC Insured, 5.20%, 4/01/23.................................................           2,500,000        2,560,650
Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33.........................           8,000,000        7,932,000
Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding,
   Series A, MBIA Insured, 5.00%, 11/01/25...................................................           2,295,000        2,331,720
Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
   5.00%, 6/01/28............................................................................           4,000,000        4,391,760
Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24.......................           1,000,000        1,050,360

                    9 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Patterson Joint USD, GO, Capital Appreciation,
     Series A, FGIC Insured, zero cpn, 8/01/22...............................................  $        1,900,000  $       901,721
     Series A, FGIC Insured, zero cpn, 8/01/24...............................................           2,075,000          858,324
     Series A, FGIC Insured, zero cpn, 8/01/25...............................................           2,170,000          837,577
     Series A, FGIC Insured, zero cpn, 8/01/26...............................................           2,265,000          815,808
     Series C, FGIC Insured, zero cpn, 8/01/23...............................................           1,985,000          881,062
Peralta Community College District GO, Election of 2000, Series B, MBIA Insured, 5.25%,
   8/01/32...................................................................................           8,450,000        8,649,420
Perris CFD No 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23.....................           4,000,000        3,785,200
Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%,
   6/01/33...................................................................................           3,280,000        3,228,996
Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%, 10/01/30..........................           5,190,000        5,162,233
Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%,
   10/01/23..................................................................................           3,000,000        3,062,850
Poway RDA Tax Allocation,
     MBIA Insured, Pre-Refunded, 5.75%, 6/15/33..............................................           9,250,000       10,275,085
     Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25............................           9,195,000        9,014,410
     Refunding, MBIA Insured, 57.5%, 6/15/33.................................................           2,225,000        2,367,689
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding,
   FSA Insured, 5.25%, 9/01/20...............................................................           2,500,000        2,567,750
Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27................................           3,000,000        3,038,970
Rescue USD, GO, Election of 1998, MBIA Insured, 5.00%, 9/01/30...............................           5,015,000        4,982,703
Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured, Pre-Refunded,
   5.85%, 11/01/30...........................................................................           3,975,000        4,409,587
Rohnert Park Community Development Commission Tax Allocation, Redevelopment Project,
   Series R, FGIC Insured, 5.00%, 8/01/37....................................................           5,000,000        4,509,700
Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured, 5.00%,
   9/01/25...................................................................................           5,675,000        5,686,350
Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25.........................           5,685,000        6,140,994
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Refunding,
   Series A, FGIC Insured, 5.00%, 10/01/32...................................................           5,000,000        4,972,050
Sacramento Area Flood Control Agency Special Assessment, Subordinated, Capital AD No 2,
   FGIC Insured, 5.80%, 11/01/16.............................................................           1,000,000        1,012,190
Sacramento City Financing Authority Revenue,
     Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/26.............           8,395,000        9,042,087
     Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32.............          21,500,000       23,157,220
     City Hall and Redevelopment Projects, Series A, FSA Insured, Pre-Refunded, 5.00%,
        12/01/28.............................................................................          10,000,000       10,959,300
Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
   County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35........          10,000,000       11,160,700
Salida Area Public Facilities Financing Agency CFD, Special Tax, No 1988-1, FSA Insured,
   5.75%, 9/01/30............................................................................           3,435,000        3,656,008
Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26...........................           1,645,000        1,648,126
Salinas UHSD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/31...................           5,000,000        4,986,050
San Bernardino City USD, GO, Election of 2004, Series B, FSA Insured, 50.0%, 8/01/28.........          14,170,000       14,377,449
San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
   5.25%, 10/01/25...........................................................................           7,000,000        7,146,650

                    10 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Insured, ETM, zero cpn,
   5/01/22...................................................................................  $       28,405,000  $    13,460,277
San Buenaventura Public Facilities Financing Authority Lease Revenue, FSA Insured, 575%,
   6/01/14...................................................................................           2,250,000        2,264,715
San Carlos School District GO, MBIA Insured, Pre-Refunded, 550%, 10/01/24....................           2,110,000        2,261,435
San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
   525%, 5/15/27.............................................................................           2,950,000        2,973,098
San Francisco BART District Sales Tax Revenue,
     500%, 7/01/28...........................................................................           2,795,000        2,825,913
     FGIC Insured, Pre-Refunded, 550%, 7/01/26...............................................           6,500,000        6,847,230
     FGIC Insured, Pre-Refunded, 550%, 7/01/34...............................................          12,000,000       12,641,040
San Francisco City and County Airports Commission International Airport Revenue,
   Refunding, Second Series 28A, MBIA Insured, 5125%,
     5/01/24.................................................................................           9,745,000        9,530,610
     5/01/27.................................................................................          16,575,000       15,741,277
San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
   Series A, FSA Insured, 500%, 11/01/31.....................................................           3,885,000        3,888,613
San Francisco Community College District GO, Series A, FGIC Insured, 500%, 6/15/26...........           6,000,000        6,101,760
San Francisco State University Foundation Inc Auxiliary Organization Housing Revenue,
   MBIA Insured, 500%, 9/01/31...............................................................          13,415,000       14,627,984
San Gabriel USD, GO, Capital Appreciation,
     Election of 2002, Series C, FSA Insured, zero cpn, 8/01/30..............................           5,635,000        1,627,670
     Election of 2002, Series C, FSA Insured, zero cpn, 8/01/31..............................           5,870,000        1,592,942
     Election of 2002, Series C, FSA Insured, zero cpn, 7/01/32..............................           6,115,000        1,569,109
     Series A, FSA Insured, zero cpn, 8/01/26................................................           3,530,000        1,317,573
     Series A, FSA Insured, zero cpn, 2/01/27................................................           1,850,000          664,853
San Joaquin Delta Community College District GO, Election of 2004, Series A, FSA Insured,
     500%, 8/01/29...........................................................................             520,000          524,727
     Pre-Refunded, 500%, 8/01/29.............................................................           4,530,000        5,052,400
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn, 1/15/26..............          13,155,000        4,518,742
     Refunding, Series A, MBIA Insured, 5375%, 1/15/29.......................................          18,075,000       18,215,443
     Refunding, Series A, MBIA Insured, 525%, 1/15/30........................................          11,860,000       12,000,422
     senior lien, MBIA Insured, 500%, 1/01/33................................................          10,035,000       10,052,963
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 500%, 3/01/33..................          12,135,000       11,617,928
San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured      ,
   500%, 6/01/27.............................................................................          10,000,000       10,089,000
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5875%, 3/01/33..............           3,500,000        3,535,630
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
   500%, 8/01/31.............................................................................          15,470,000       14,523,855
San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 500%, 8/01/28....................           5,115,000        5,044,004
San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, Pre-Refunded, 575%,
   11/01/29..................................................................................           5,000,000        5,392,350
San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3,
Series A,
   MBIA Insured, Pre-Refunded,
     575%, 10/01/29..........................................................................           5,340,000        5,896,054
     580%, 10/01/30..........................................................................           7,800,000        8,329,230

                    11 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
San Marino USD, GO, Series A, MBIA Insured, zero cpn, 7/01/25...............................   $        6,080,000  $     2,397,466
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 525%, 8/01/30...........            5,790,000        5,901,863
Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, zero cpn,
   4/01/24..................................................................................           14,245,000        6,141,447
Santa Clara COP, Refunding, AMBAC Insured, 500%, 2/01/27....................................            5,555,000        5,599,607
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 500%,
   7/01/33..................................................................................           11,050,000       10,955,191
Santa Rita USD, GO, Election 2006, Series A, FSA Insured, 500%, 8/01/32.....................            6,160,000        6,164,127
Santa Rosa Wastewater Revenue, Series B, FGIC Insured, Pre-Refunded, 5125%, 9/01/31.........            4,000,000        4,323,200
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
   AMBAC Insured, 600%, 7/02/15.............................................................            2,000,000        2,223,860
Santee School District GO, Series A, FSA Insured, 500%, 8/01/31.............................            6,845,000        6,823,028
Shasta Tehama Trinity Joint Community College District GO, Election of 2002, Series B,
   FSA Insured, 500%, 8/01/30...............................................................            9,070,000        9,136,937
Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 570%, 12/01/30..............            3,455,000        3,622,118
South Gate COP, Series A, AMBAC Insured, 500%, 9/01/24......................................            3,155,000        3,201,505
South San Francisco COP, Conference Center Financing, 500%, 4/01/29.........................            2,000,000        2,000,000
Southern California Public Power Authority Power Project Revenue, Series A, AMBAC
   Insured, Pre-Refunded, 500%, 7/01/33.....................................................           29,000,000       31,956,550
Southern Kern USD, COP, Capital Appreciation, Building Program, Series B, FSA Insured,
   5625%, 9/01/26...........................................................................            2,250,000        2,290,455
Southern Mono Health Care District GO, Series A, MBIA Insured, 500%, 8/01/24................            3,005,000        3,059,751
Southern Mono Health Care District Revenue, Capital Appreciation, Series A, MBIA Insured,
   zero cpn,
     8/01/28................................................................................            2,340,000          737,732
     8/01/29................................................................................            2,440,000          720,776
     8/01/30................................................................................            2,550,000          705,279
     8/01/31................................................................................            2,660,000          689,844
Stanislaus County Board of Education COP, FSA Insured, 570%, 9/01/24........................            2,000,000        2,073,980
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
   500%, 9/01/23............................................................................            6,500,000        6,571,760
Susanville PFAR, MBIA Insured, 570%, 6/01/30................................................            3,000,000        3,166,530
Tahoe-Truckee USD, GO, ID No 2, Series A, FGIC Insured, Pre-Refunded, 575%, 8/01/20.........            4,340,000        4,595,496
Truckee PFA Lease Revenue, Series A, AMBAC Insured, Pre-Refunded, 600%, 11/01/30............            1,990,000        2,078,973
Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus
   Foundation, MBIA Insured, 5875%, 6/01/22.................................................            1,850,000        1,859,102
Turlock PFA Sewer Revenue, FGIC Insured, 550%, 9/15/29......................................            6,855,000        7,055,166
Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
   Pre-Refunded, 575%, 10/01/32.............................................................           14,100,000       15,026,652
Union Elementary School District GO, Capital Appreciation,
     Series A, FGIC Insured, zero cpn, 9/01/24..............................................            2,000,000          823,600
     Series B, FGIC Insured, zero cpn, 9/01/25..............................................            5,500,000        2,113,210
     Series B, FGIC Insured, zero cpn, 9/01/26..............................................            5,850,000        2,097,284
University of California Revenues,
     Limited Project, Series D, FGIC Insured, 500%, 5/15/37.................................            6,460,000        6,371,821
     Multiple Purpose Projects, Series K, Pre-Refunded, 500%, 9/01/23.......................            3,160,000        3,233,849
     Multiple Purpose Projects, Series M, FGIC Insured, Pre-Refunded, 5125%, 9/01/30........            8,720,000        9,178,149
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured,
   500%, 9/01/31............................................................................            5,095,000        5,087,816

                    12 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%, 8/01/30.............................   $      7,425,000  $     7,384,979
Vista USD, GO,
       Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26........................          7,150,000        2,668,738
       Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27........................          4,795,000        1,723,227
       Series A, FSA Insured, 5.25%, 8/01/25..................................................          5,000,000        5,151,600
Washington Township Health Care District Revenue, Refunding,
       5.00%, 7/01/18.........................................................................          2,000,000        2,026,720
       5.125%, 7/01/23........................................................................            450,000          452,030
Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC Insured, 5.375%,
     8/01/25..................................................................................          2,045,000        2,102,383
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47.................         18,685,000        2,017,980
West Basin Municipal Water District Revenue COP, Refunding, Series A, MBIA Insured, 5.00%,
       8/01/24................................................................................          2,500,000        2,548,975
       8/01/30................................................................................          5,745,000        5,760,569
Western Placer USD Financing Corp. COP, Pre-Refunded, 5.55%, 11/01/30.........................          6,930,000        7,775,737
Westlands Water District Revenue COP,
       MBIA Insured, 5.00%, 9/01/29...........................................................         11,775,000       11,697,991
       Series A, MBIA Insured, 5.00%, 9/01/35.................................................          1,460,000        1,421,690
       Series A, MBIA Insured, 5.00%, 9/01/37.................................................          4,340,000        4,216,136
Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured,
     5.00%, 3/01/32...........................................................................          6,340,000        6,175,794
Woodland Finance Authority Wastewater Revenue, second senior lien, MBIA Insured, 5.00%,
       3/01/33................................................................................          3,870,000        3,783,544
       3/01/35................................................................................          2,590,000        2,522,608
Woodside Elementary School District GO, Election of 2005, MBIA Insured, Pre-Refunded,
     5.00%, 10/01/29..........................................................................          4,435,000        4,958,197
                                                                                                                   -----------------
TOTAL LONG TERM INVESTMENTS (COST $ 1,974,054,508)............................................                       2,027,120,181
                                                                                                                   -----------------
SHORT TERM INVESTMENTS 0.4%
MUNICIPAL BONDS 0.4%
CALIFORNIA 0.4%
b Richmond Wastewater Revenue, Refunding, Series B, AMBAC Insured, Weekly VRDN and Put,
    8.00%, 8/01/37............................................................................          7,200,000        7,200,000
b San Francisco City and County GO, Laguna Honda Hospital, Series D, MBIA Insured,
    Weekly VRDN and Put, 4.50%, 6/15/30.......................................................            630,000          630,000
b Westminster RDA Tax Allocation Revenue, Commercial Redevelopment Project No. 1,
    Refunding, AMBAC Insured, Weekly VRDN and Put, 10.00%, 8/01/27............................          1,400,000        1,400,000
                                                                                                                   -----------------
TOTAL SHORT TERM INVESTMENTS (COST $ 9,230,000)...............................................                           9,230,000
                                                                                                                   -----------------
TOTAL INVESTMENTS (COST $ 1,983,284,508) 99.2%................................................                       2,036,350,181

OTHER ASSETS, LESS LIABILITIES 0.8%...........................................................                          16,707,611
                                                                                                                   -----------------
NET ASSETS 100.0%.............................................................................                     $ 2,053,057,792
                                                                                                                   =================

See Selected Portfolio Abbreviations on page 27.

--------------

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.

                    13 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.7%
MUNICIPAL BONDS 97.7%
CALIFORNIA 95.9%
ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California Mortgage
   Insured, 5.125%, 5/15/15....................................................................   $      3,000,000  $   3,034,650
ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn., Series C,
     5.125%, 3/01/18...........................................................................          2,695,000      2,702,357
     5.25%, 3/01/19............................................................................          2,315,000      2,323,056
ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14............................................          2,455,000      2,509,845
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, FSA Insured,
   5.00%, 10/01/10.............................................................................          1,905,000      1,967,236
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
   Series A, AMBAC Insured, zero cpn., 10/01/17................................................         10,000,000      6,463,300
Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured, 4.375%, 8/01/14....          1,330,000      1,369,581
Antelope Valley UHSD, GO, Series A, MBIA Insured,
     4.50%, 8/01/13............................................................................          1,230,000      1,307,896
     4.625%, 8/01/14...........................................................................          1,250,000      1,328,650
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
   8/01/22.....................................................................................          4,065,000      1,925,712
Bakersfield Wastewater Revenue, Series A, FSA Insured, 5.00%, 9/15/22 .........................          2,595,000      2,689,873
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects,
   FGIC Insured, 5.00%, 11/01/21...............................................................          1,080,000      1,105,682
Burbank Electric Revenue, MBIA Insured, 4.00%,
     6/01/11...................................................................................          1,000,000      1,041,270
     6/01/12...................................................................................          1,000,000      1,041,600
Burbank USD, GO,
     Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/15........          4,600,000      3,399,492
     Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/16........          4,670,000      3,252,842
     Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12..................................          2,500,000      2,597,575
Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11.........................          5,045,000      5,055,796
California Educational Facilities Authority Revenue, Stanford University, Refunding, Series R,
   4.00%, 11/01/11.............................................................................          1,000,000      1,049,970
California Health Facilities Financing Authority Revenue,
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13.........................................          5,000,000      5,124,300
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14.........................................          2,000,000      2,049,420
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16.........................................          3,850,000      3,943,978
     Paradise Valley Estates, Refunding, California Mortgage Insured, 3.875%, 1/01/09..........          1,555,000      1,570,286
     Paradise Valley Estates, Refunding, California Mortgage Insured, 4.125%, 1/01/10..........          1,000,000      1,022,890
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/11...........          1,480,000      1,554,163
     Paradise Valley Estates, Refunding, California Mortgage Insured, 4.375%, 1/01/12..........          1,000,000      1,034,680
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13...........          1,815,000      1,929,708
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14...........          1,635,000      1,721,524
     The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12..........................          1,350,000      1,409,819
     The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13...........................          1,200,000      1,251,492
California HFA, SFM Purchase Revenue, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11......            185,000        187,013
California Municipal Finance Authority COP, Community Hospitals of Central California,
     5.00%, 2/01/18............................................................................          2,185,000      2,118,860
     5.00%, 2/01/19............................................................................          4,590,000      4,404,243
     5.00%, 2/01/20............................................................................          2,325,000      2,205,332
     5.00%, 2/01/21............................................................................          2,000,000      1,873,660
     Refunding, 5.00%, 2/01/17.................................................................          4,025,000      3,954,321

                    14 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
California State Department of Water Resources Central Valley Project Revenue, Water System,
   Refunding, Series S, 5.00%, 12/01/19.........................................................  $      1,915,000  $   1,931,297
California State Department of Water Resources Power Supply Revenue, Series A,
     5.50%, 5/01/12.............................................................................         2,000,000      2,182,480
     Pre-Refunded, 5.125%, 5/01/18..............................................................         2,500,000      2,745,800
California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15............................        10,670,000     11,572,682
California State GO,
     5.25%, 6/01/16.............................................................................           515,000        516,437
     Pre-Refunded, 5.00%, 11/01/12..............................................................         1,335,000      1,448,515
     Refunding, 4.00%, 2/01/10..................................................................         6,900,000      7,071,120
     Refunding, 5.00%, 11/01/12.................................................................           665,000        703,989
     Refunding, 5.25%, 2/01/14..................................................................         4,000,000      4,313,160
     Refunding, MBIA Insured, 5.00%, 2/01/18....................................................             5,000          5,086
     Various Purpose, Refunding, 5.125%, 3/01/24................................................         2,715,000      2,728,494
     Various Purpose, 5.00%, 11/01/22...........................................................         4,675,000      4,792,857
     Veterans, Refunding, Series B, 5.25%, 12/01/15.............................................         2,310,000      2,344,927
California State Municipal Finance Authority Revenue, Loma Linda University, 5.00%, 4/01/24.....         1,180,000      1,169,746
California State Public Works Board Lease Revenue,
     Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18.....................         1,325,000      1,341,589
     Various California Community College Projects, Refunding, Series C, 5.50%, 9/01/09.........         1,555,000      1,572,043
California Statewide CDA, COP,
     Kaiser Permanente, ETM, 5.30%, 12/01/15....................................................         2,000,000      2,134,360
     St. Joseph Health System Obligation Group, 5.25%, 7/01/11..................................         1,005,000      1,019,261
California Statewide CDA Revenue,
     Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13...........................         1,000,000      1,028,970
     Insured Health Facility, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18.........         3,000,000      3,069,090
     Kaiser Permanente, Mandatory Put 6/01/12, Series C, 3.85%, 11/01/29........................        10,000,000     10,037,800
     Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22.............         8,000,000      8,017,680
     Mission Community, California Mortgage Insured, 4.40%, 11/01/10............................         1,100,000      1,142,900
     Mission Community, California Mortgage Insured, 4.50%, 11/01/11............................         1,145,000      1,191,647
     Viewpoint School, Refunding, ACA Insured, 4.50%, 10/01/17..................................           460,000        430,532
     Viewpoint School, Refunding, ACA Insured, 4.75%, 10/01/18..................................           480,000        455,251
Carlsbad USD, GO, Election of 2006, Series A, MBIA Insured, 5.00%,
     8/01/22....................................................................................         1,510,000      1,570,400
     8/01/24....................................................................................         1,665,000      1,711,137
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation,
   zero cpn, AMBAC Insured, 8/01/22.............................................................        10,445,000      4,820,681
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02, 5.00%, 9/02/24...         1,000,000        921,950
Central California Joint Powers Health Financing Authority COP, Community Hospitals of Central
   California, Pre-Refunded,
     5.125%, 2/01/13............................................................................         1,375,000      1,472,047
     5.25%, 2/01/14.............................................................................         1,435,000      1,541,118
     5.75%, 2/01/16.............................................................................         1,585,000      1,723,592
Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
   Refunding, MBIA Insured, 5.00%, 7/01/17 .....................................................         2,000,000      2,025,440
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 3.00%,
     11/01/11...................................................................................         2,585,000      2,603,328
Chaffey Community College District COP, Pre-Refunded, 5.10%, 9/01/13 ...........................         1,860,000      1,923,091

                    15 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30...................   $      4,105,000  $   4,192,313
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
   8/01/17.....................................................................................          5,235,000      3,397,201
Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10......................................          1,000,000      1,029,510
Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
     5.00%, 9/01/08............................................................................          1,520,000      1,537,222
     5.50%, 9/01/15............................................................................          1,180,000      1,204,792
Conejo Valley USD, GO, Election of 1998,
     Series C, FSA Insured, zero cpn., 8/01/17.................................................          2,500,000      1,674,975
     Series D, FGIC Insured, 4.50%, 8/01/19....................................................          4,000,000      4,090,400
Contra Costa Community College District GO, Election of 2002, FGIC Insured, 4.75%, 8/01/18.....          2,450,000      2,523,206
Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25............................          2,235,000      2,048,534
Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Pre-Refunded, 5.125%, 10/01/16...          1,790,000      1,854,189
Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17..........            830,000        891,893
Fairfield-Suisun Sewer District Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%,
   5/01/12.....................................................................................            600,000        629,250
Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured, 5.00%,
   10/01/17....................................................................................          1,275,000      1,349,575
Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%, 1/15/16....          1,000,000      1,026,130
Fresno USD, GO, Election of 2001, Series D, MBIA Insured, 5.00%, 8/01/21.......................          1,355,000      1,417,466
Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement Project,
   5.00%, 4/01/12..............................................................................          2,390,000      2,442,389
Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%, 9/01/12....          1,955,000      2,016,602
Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project,
   Refunding, AMBAC Insured, 4.25%, 10/01/13...................................................          2,025,000      2,080,930
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM, 5.00%,
   6/01/12.....................................................................................          1,500,000      1,607,970
Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Refunding, Series B,
   AMBAC Insured,
     4.125%, 8/01/14...........................................................................          2,140,000      2,212,824
     4.25%, 8/01/15............................................................................          2,080,000      2,146,955
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project,
   Series B, FSA Insured, ETM, 6.25%, 8/01/11..................................................            670,000        703,661
Inland Empire Tobacco Asset Securitization Corp. Revenue, Series A, 5.00%, 6/01/21.............         12,500,000     11,823,500
Irvine 1915 Act GO, AD No. 03-19, Group 2, Refunding,
     4.875%, 9/02/16...........................................................................          1,000,000        953,680
     5.00%, 9/02/18............................................................................          1,000,000        936,130
     5.125%, 9/02/19...........................................................................          1,000,000        940,980
Irvine 1915 Act Special Assessment, AD No. 00-18,
     Group 2, 4.375%, 9/02/10..................................................................            885,000        893,346
     Group 2, 4.70%, 9/02/12...................................................................          1,475,000      1,477,271
     Group 2, 4.80%, 9/02/13...................................................................          1,175,000      1,176,810
     Group 2, 5.125%, 9/02/17..................................................................          1,705,000      1,685,512
     Group 3, 4.75%, 9/02/15...................................................................          1,000,000        968,980
     Group 3, 5.00%, 9/02/17...................................................................          1,000,000        966,480
Irvine USD Financing Authority Special Tax, Series A,
     4.70%, 9/01/15............................................................................          1,095,000      1,044,137
     4.80%, 9/01/17............................................................................          1,400,000      1,323,756
     4.875%, 9/01/18...........................................................................          1,570,000      1,475,141
     5.00%, 9/01/20............................................................................          1,150,000      1,071,260

                    16 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%, 1/01/18.  $      1,735,000  $   1,769,908
Lake Elsinore PFA Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08................           330,000        330,429
     Series A, 5.00%, 9/01/09...................................................................           645,000        660,783
Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11.....................         1,000,000      1,012,200
Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14.................         2,000,000      2,041,580
Lemon Grove CDA Tax Allocation, 1998, Refunding, 5.20%, 8/01/08.................................           215,000        216,666
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
   12/01/19.....................................................................................         5,000,000      4,840,850
Lompoc USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 6/01/22.........................         1,340,000      1,408,260
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17.......         3,950,000      3,881,783
Long Beach Community College District GO, Election of 2002, Series B, FGIC Insured, 5.00%,
   5/01/17......................................................................................         1,000,000      1,061,710
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
   AMBAC Insured, 3.00%, 8/15/12................................................................         4,525,000      4,528,575
Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding, Series A,
     AMBAC Insured, 5.00%, 7/01/19..............................................................         7,410,000      7,710,772
     FSA Insured, 5.00%, 7/01/15................................................................         5,345,000      5,507,274
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project, Refunding,
   Series A, FSA Insured, 5.00%, 10/01/17.......................................................         1,000,000      1,062,060
Los Angeles USD, GO,
     Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21...................................         5,975,000      6,279,307
     Refunding, MBIA Insured, 5.25%, 7/01/13....................................................         3,500,000      3,863,265
     Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/21........................................        10,895,000     11,392,357
     Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25........................................         6,265,000      6,390,363
     Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22........................................         5,000,000      5,170,200
Los Angeles Wastewater System Revenue, 8.00%, 12/01/31..........................................        14,300,000     14,300,000
Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08..................................           155,000        155,401
M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
     4.25%, 7/01/11.............................................................................         5,055,000      5,299,864
     5.00%, 7/01/18.............................................................................         1,000,000      1,033,780
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put
   11/15/16, FNMA Insured,
     3.90%, 11/15/36............................................................................         3,540,000      3,387,992
     3.95%, 11/15/36............................................................................         1,460,000      1,398,446
Metropolitan Water District of Southern California Waterworks Revenue, Series A, 5.00%,
   7/01/26......................................................................................         7,790,000      8,021,986
Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
     8/01/18....................................................................................         1,455,000        893,283
     8/01/19....................................................................................         1,480,000        851,503
Moreno Valley USD, GO,
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 8/01/24..........................         7,500,000      3,022,275
     Election of 2004, Series A, FSA Insured, 5.00%, 8/01/17....................................         2,000,000      2,221,600
     Election of 2004, Series A, FSA Insured, 5.00%, 8/01/18....................................         2,300,000      2,554,840
Moulton-Niguel Water District GO, Consolidated, Refunding, AMBAC Insured, 5.00%, 9/01/16........         3,520,000      3,769,498
Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12....................................         1,040,000      1,079,239

                    17 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,
     4.60%, 8/15/14.............................................................................  $      1,000,000  $     976,230
     4.75%, 8/15/15.............................................................................         1,000,000        976,270
     4.90%, 8/15/16.............................................................................         1,285,000      1,257,334
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
     4.90%, 8/15/17.............................................................................         1,000,000        967,120
     5.10%, 8/15/18.............................................................................         1,000,000        972,490
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
     4.70%, 8/15/18.............................................................................         1,765,000      1,626,853
     4.80%, 8/15/19.............................................................................         1,945,000      1,781,581
     4.85%, 8/15/20.............................................................................         2,000,000      1,822,260
Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A, 5.375%,
   8/15/12......................................................................................         1,500,000      1,508,520
Orange County Recovery COP, Series A, MBIA Insured, ETM, 6.00%, 7/01/08.........................         1,500,000      1,515,795
Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured, 5.125%,
   12/01/12.....................................................................................         1,435,000      1,437,640
Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14........................................         1,000,000      1,002,240
Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/16....         1,500,000      1,655,190
Palm Desert Financing Authority Tax Allocation Revenue,
     Project Area No. 1, As Amended, Series A, MBIA Insured, 5.00%, 4/01/23.....................         7,690,000      7,857,642
     Refunding, MBIA Insured, 4.75%, 8/01/18....................................................         1,050,000      1,094,184
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
   5.35%, 12/01/16..............................................................................         1,000,000      1,078,200
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A,
   5.00%,
     7/01/16....................................................................................         1,420,000      1,501,423
     7/01/21....................................................................................         1,695,000      1,716,154
Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19.................................         1,000,000      1,047,310
Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects, Series B,
   ETM, 5.35%, 5/15/13..........................................................................         2,000,000      2,097,880
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%,
     11/01/18...................................................................................         1,540,000      1,611,056
     11/01/19...................................................................................         1,615,000      1,672,607
Riverside USD, GO, Election of 2001, Series A, FGIC Insured, 4.00%, 2/01/13.....................         1,000,000      1,035,940
Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19................         1,465,000      1,541,385
Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional County
   Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/18..................         9,155,000     10,217,621
Sacramento MUD Financing Authority Revenue, Cosumnes Project, MBIA Insured, 5.00%,
   7/01/21......................................................................................         3,305,000      3,238,933
San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09..........         1,335,000      1,389,882
San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%, 10/01/22........         3,215,000      3,345,850
San Francisco City and County Airports Commission International Airport Revenue, Issue 34D,
   Refunding, Second Series, 5.25%, 5/01/26.....................................................         5,425,000      5,424,783
San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12.............         3,650,000      3,702,341
San Joaquin County COP,
     General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17..........................         1,000,000      1,019,690
     Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17.......................         1,340,000      1,406,920

                    18 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
   Refunding, Series A, 5.60%, 1/15/16..........................................................  $      3,000,000  $   3,050,790
San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%,
     3/01/24....................................................................................         3,490,000      3,478,483
     3/01/25....................................................................................         3,665,000      3,619,554
     3/01/26....................................................................................         3,850,000      3,782,779
San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12..........         4,190,000      4,231,188
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%,
   8/01/26......................................................................................         8,000,000      7,811,840
San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
   MBIA Insured,
     ETM, 5.10%, 10/01/09.......................................................................           515,000        538,937
     Pre-Refunded, 5.30%, 10/01/11 .............................................................           350,000        382,645
Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
     8/01/19....................................................................................         1,325,000      1,419,896
     8/01/20....................................................................................         1,510,000      1,603,786
Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, zero cpn., 8/01/14.................         3,125,000      2,438,312
Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11............         1,410,000      1,436,536
Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
     4.00%, 5/01/12.............................................................................           525,000        539,847
     4.25%, 5/01/14.............................................................................           840,000        862,655
     4.25%, 5/01/15.............................................................................           875,000        894,486
     4.25%, 11/01/15............................................................................           670,000        684,921
South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project,
   Refunding, FSA Insured, 3.25%, 8/01/11 ......................................................         1,000,000      1,022,820
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured,
   5.00%, 9/01/16...............................................................................         1,845,000      1,905,147
South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured, 5.45%, 10/01/08................         1,040,000      1,057,306
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A,
   5.25%, 11/01/19..............................................................................         1,500,000      1,501,230
Stockton Health Facilities Revenue, Dameron Hospital Assn., Refunding, Series A, 5.35%,
   12/01/09.....................................................................................           385,000        392,196
Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11......................           840,000        850,164
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset-Backed
   Bonds, Series B,
     ETM, 4.25%, 6/01/09........................................................................           880,000        902,801
     ETM, 4.50%, 6/01/11........................................................................         1,540,000      1,633,016
     Pre-Refunded, 4.60%, 6/01/12...............................................................         1,760,000      1,871,619
     Pre-Refunded, 4.70%, 6/01/13...............................................................         1,500,000      1,599,660
     Pre-Refunded, 4.80%, 6/01/14...............................................................           725,000        775,359
Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12...........         1,000,000      1,049,950
University of California Revenues,
     Limited Project, Series B, FSA Insured, 5.00%, 5/15/21.....................................         5,000,000      5,224,550
     Multiple Purpose Projects, Series N, FGIC Insured, 4.00%, 9/01/12..........................         1,380,000      1,412,513
Vista USD, GO, Election of 2002, Series C, FSA Insured, 5.00%,
     8/01/22....................................................................................         1,755,000      1,845,716
     8/01/25....................................................................................         1,395,000      1,434,716

                    19 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONTINUED)
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA (CONTINUED)
West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12................................  $      1,875,000  $   1,958,175
Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
     ETM, 5.00%, 6/01/11........................................................................         1,060,000      1,138,355
     ETM, 5.00%, 6/01/12........................................................................         2,225,000      2,412,278
     Pre-Refunded, 5.00%, 6/01/13...............................................................         2,335,000      2,552,295
Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
     5.00%, 9/01/15.............................................................................         1,080,000      1,176,811
     5.25%, 9/01/20.............................................................................         1,325,000      1,406,262
                                                                                                                    ---------------
.................................................................................................                      506,134,506
                                                                                                                    ---------------
U.S. TERRITORIES 1.8%
PUERTO RICO 0.5%
Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16....................         2,500,000      2,721,125
                                                                                                                    ---------------
VIRGIN ISLANDS 1.3%
Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12......................................         4,150,000      4,221,090
     Refunding, Series A, 5.30%, 10/01/11.......................................................         1,000,000      1,018,330
Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%, 7/01/09........         1,500,000      1,538,160
                                                                                                                    ---------------
.................................................................................................                        6,777,580
                                                                                                                    ---------------
TOTAL U.S. TERRITORIES..........................................................................                        9,498,705
                                                                                                                    ---------------
TOTAL LONG TERM INVESTMENTS (COST $510,718,981).................................................                      515,633,211
                                                                                                                    ---------------
SHORT TERM INVESTMENTS 1.1%
MUNICIPAL BONDS 1.1%
CALIFORNIA 1.1%
a Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series B-2, XLCA Insured,
  Weekly VRDN and Put, 9.00%, 4/01/45...........................................................           200,000        200,000
Murrieta COP, Road Improvement Project, ETM, 6.00%, 4/01/08.....................................           245,000        245,000
a Richmond Wastewater Revenue, Refunding, Series B, AMBAC Insured, Weekly VRDN and Put,
  8.00%, 8/01/37................................................................................         4,765,000      4,765,000
a Westminster RDA Tax Allocation Revenue, Commercial Redevelopment Project No. 1, Refunding,
  AMBAC Insured, Weekly VRDN and Put, 10.00%, 8/01/27...........................................           500,000        500,000
                                                                                                                    ---------------
TOTAL SHORT TERM INVESTMENTS (COST $ 5,710,000).................................................                        5,710,000
                                                                                                                    ---------------
TOTAL INVESTMENTS (COST $ 516,428,981) 98.8%....................................................                      521,343,211
OTHER ASSETS, LESS LIABILITIES 1.2%.............................................................                        6,428,005
                                                                                                                    ---------------
NET ASSETS 100.0%...............................................................................                    $ 527,771,216
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 27.

------------

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.

                    20 | QUARTERLY STATEMENTS OF INVESTMENTS

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 42.5%
MUNICIPAL BONDS 42.5%
CALIFORNIA 35.1%
Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12 ..........     $   600,000      $    616,056
Brea and Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ...............         120,000           120,232
California Educational Facilities Authority Revenue, Santa Clara University, Refunding, Series A,
   FSA Insured, 2.625%, 9/01/09 .................................................................         100,000           100,656
California Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series G,
5.00%,
   7/01/09 ......................................................................................         750,000           774,210
California State Economic Recovery GO, Series A,
   5.00%, 1/01/09 ...............................................................................         415,000           424,607
   5.25%, 7/01/13 ...............................................................................         200,000           219,742
California State GO, Refunding, FSA Insured, 5.25%, 2/01/10 .....................................         445,000           467,125
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13, Refunding,
   Series A, XLCA Insured, 4.10%, 4/01/28 .......................................................         500,000           497,990
California Statewide CDA Revenue, Viewpoint School, Refunding, ACA Insured, 3.50%, 10/01/08 .....         320,000           320,858
Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%, 8/01/08 ......         100,000           100,353
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured, 2.125%, .........         105,000           105,203
9/01/08
Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14 ....................         500,000           543,105
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/09 .......         400,000           404,932
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project, Refunding,
   Series A, FSA Insured, 4.00%, 10/01/08 .......................................................         500,000           505,885
Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ........................         100,000           103,898
Manteca USD Special Tax, CFD No. 89-1, AMBAC Insured, 2.50%, 9/01/08 ............................         250,000           250,812
North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
   2.125%, 8/01/08 ..............................................................................         500,000           500,600
Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 3.00%,
   6/15/09 ......................................................................................         100,000           101,119
Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured, 4.00%,
   8/01/10 ......................................................................................         100,000           103,898
Sacramento Power Authority Cogeneration Project Revenue, Refunding, AMBAC Insured, 4.00%,
   7/01/08 ......................................................................................       1,000,000         1,001,980
                                                                                                                       ------------
                                                                                                                          7,263,261

U.S. TERRITORIES 7.4%
GUAM 1.2%
Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ..........         250,000           250,212
                                                                                                                       ------------
PUERTO RICO 6.2%
Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding, Series C,
   MBIA Insured, 5.00%, 7/01/28 .................................................................         370,000           371,806
Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B, 5.00%,
   12/01/08 .....................................................................................         600,000           608,958
Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured, 5.50%,
   7/01/35 ......................................................................................         300,000           310,971
                                                                                                                       ------------
                                                                                                                          1,291,735
                                                                                                                       ------------
TOTAL U.S. TERRITORIES ..........................................................................                         1,541,947
                                                                                                                       ------------
TOTAL LONG TERM INVESTMENTS (COST $8,775,956) ...................................................                         8,805,208
                                                                                                                       ------------

                    21 | QUARTERLY STATEMENTS OF INVESTMENTS

FRANKLIN CALIFORNIA TAX-FREE TRUST

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 51.1%
MUNICIPAL BONDS 51.1%
CALIFORNIA 45.8%
a Anaheim COP, Refunding, Weekly VRDN and Put, 3.50%, 8/01/19 ...................................  $     300,000      $     300,000
a Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
    Series B-1, AMBAC Insured, Weekly VRDN and Put, 3.25%, 4/01/45 ..............................        100,000            100,000
    Series B-2, XLCA Insured, Weekly VRDN and Put, 9.00%, 4/01/45 ...............................        600,000            600,000
    Series C, AMBAC Insured, Weekly VRDN and Put, 4.50%, 4/01/45 ................................        200,000            200,000
a California Health Facilities Financing Authority Revenue, Adventist Health,
Refunding, Series C,
   MBIA Insured, Daily VRDN and Put, 1.85%, 9/01/15 .............................................        300,000            300,000
a California HFAR, MFH, Series D, Daily VRDN and Put, 1.20%, 2/01/31 ............................        500,000            500,000
a California Infrastructure and Economic Development Bank Revenue, San Francisco Ballet Assn.,
   FGIC Insured, Daily VRDN and Put, 7.00%, 7/01/36 .............................................        300,000            300,000
a California State Economic Recovery Revenue, Series C-16, FSA Insured, Weekly VRDN and Put,
   1.75%, 7/01/23 ...............................................................................        200,000            200,000
a Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series D,
   AMBAC Insured, Weekly VRDN and Put, 4.75%, 8/15/21 ...........................................        200,000            200,000
a Los Angeles Wastewater System Revenue, Refunding, Sub Series D, XLCA Insured, Weekly VRDN and
   Put, 8.00%, 6/01/28 ..........................................................................        890,000            890,000
a Metropolitan Water District of Southern California Waterworks Revenue,
    Refunding, Series B-3, Daily VRDN and Put, 0.92%, 7/01/35 ...................................        200,000            200,000
    Series B, Weekly VRDN and Put, 1.75%, 7/01/27 ...............................................        300,000            300,000
a Pittsburg RDA Tax Allocation, Los Medanos Community, Sub Series A, AMBAC Insured, Daily VRDN
   and Put, 5.00%, 9/01/35 ......................................................................        900,000            900,000
a Richmond Wastewater Revenue, Refunding, Series B, AMBAC Insured, Weekly VRDN and Put, 8.00%,
   8/01/37 ......................................................................................      1,900,000          1,900,000
a Riverside County Asset Leasing Corp. Leasehold Revenue, Southwest Justice Center, Series B,
   MBIA Insured, Weekly VRDN and Put, 3.00%, 11/01/32 ...........................................        300,000            300,000
a San Francisco City and County GO, Laguna Honda Hospital, Series D, MBIA Insured, Weekly VRDN
and
   Put, 4.50%, 6/15/30 ..........................................................................        400,000            400,000
a San Pablo RDA Revenue Tax Allocation,sub. bond, Tenth Township Redevelopment Project,
Refunding,
   AMBAC Insured, Daily VRDN and Put, 5.00%, 12/01/32 ...........................................        900,000            900,000
a Southern California Public Power Authority Power Project Revenue, Palo Verde Project,
Refunding,
   Series C, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/17 .................................       450,000            450,000
a Westminster COP, Civic Center Refunding Project, Series B, AMBAC Insured, Weekly VRDN and Put,
   10.00%, 6/01/24  . . .........................................................................        125,000            125,000
a Westminster RDA Tax Allocation Revenue, Commercial Redevelopment Project No. 1, Refunding,
   AMBAC Insured, Weekly VRDN and Put, 10.00%, 8/01/27 ..........................................        400,000            400,000
                                                                                                                      -------------
                                                                                                                          9,465,000
                                                                                                                      -------------
U.S. TERRITORY 5.3%
PUERTO RICO 5.3%
a Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A-5, FGIC Insured, Weekly
   VRDN and Put, 6.00%, 7/01/32 .................................................................      1,100,000          1,100,000
                                                                                                                      -------------
TOTAL SHORT TERM INVESTMENTS (COST $10,565,000) .................................................                        10,565,000
                                                                                                                      -------------
TOTAL INVESTMENTS (COST $19,340,956) 93.6% ......................................................                        19,370,208

OTHER ASSETS, LESS LIABILITIES 6.4% .............................................................                         1,322,814
                                                                                                                      -------------
NET ASSETS 100.0% ...............................................................................                     $  20,693,022
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 27.

-------------
a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.

                    22 | QUARTERLY STATEMENTS OF INVESTMENTS

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FRANKLIN CALIFORNIA Tax-Exempt Money Fund                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS 97.9%
MUNICIPAL BONDS 97.9%
CALIFORNIA 96.9%
a Anaheim COP, Refunding, Weekly VRDN and Put, 3.50%, 8/01/19 ...................................  $     7,000,000    $    7,000,000
a Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
   Series A, AMBAC Insured, Weekly VRDN and Put, 4.50%, 4/01/36 .................................       12,500,000        12,500,000
   Series B, AMBAC Insured, Weekly VRDN and Put, 3.25%, 4/01/39 .................................       21,900,000        21,900,000
a Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put, 2.15%,
   12/01/10 .....................................................................................          827,000           827,000
  California Communities Note Program Note Participation Revenue, Series A-3, TRAN, 4.50%,
   6/30/08 ......................................................................................       15,000,000        15,031,302
a California Health Facilities Financing Authority Revenue,
   Catholic Healthcare West, Refunding, MBIA Insured, Weekly VRDN and Put, 3.25%, 7/01/16 .......        3,955,000         3,955,000
   Scripps Health, Refunding, Series A, MBIA Insured, Weekly VRDN and Put, 5.00%, 10/01/22 ......        3,200,000         3,200,000
California Infrastructure and Economic Development Bank Revenue,
   a California Independent System Operator Corp. Project, Refunding, Series B, MBIA Insured,
   Weekly VRDN and Put, 3.35%, 4/01/08 ..........................................................        1,600,000         1,600,000
a California Independent System Operator Corp. Project, Refunding, Series C, MBIA Insured,
   Weekly VRDN and Put, 5.50%, 4/01/09 ..........................................................        4,500,000         4,500,000
a California Independent System Operator Corp. Project, Series A, AMBAC Insured, Weekly VRDN
   and Put, 5.00%, 2/01/10 ......................................................................       12,175,000        12,175,000
   J. Paul Getty Trust, Mandatory Put 4/01/09, Refunding, Series A1, 1.70%, 10/01/47 ............       17,600,000        17,600,000
   a J. Paul Getty Trust, Series B, Daily VRDN and Put, 0.80%, 4/01/33 ..........................          800,000           800,000
a California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put,
   0.90%, 11/01/26 ..............................................................................        7,500,000         7,500,000
  California School Cash Reserve Program Authority COP, 2007-2008 TRAN, Series A, 4.25%,
   7/01/08 ......................................................................................       12,000,000        12,018,119
a California State Department of Water Resources Power Supply Revenue,
   Refunding, Sub Series F-1, Daily VRDN and Put, 1.09%, 5/01/19 ................................        3,400,000         3,400,000
   Refunding, Sub Series G-8, MBIA Insured, Weekly VRDN and Put, 3.00%, 5/01/18 .................        2,100,000         2,100,000
   Refunding, Sub Series G-14, FGIC Insured, Weekly VRDN and Put, 8.10%, 5/01/18 ................        2,500,000         2,500,000
   Series B-4, Daily VRDN and Put, 1.05%, 5/01/22 ...............................................        1,095,000         1,095,000
   Series B-5, Daily VRDN and Put, 0.92%, 5/01/22 ...............................................        1,000,000         1,000,000
   Series B-6, Daily VRDN and Put, 1.09%, 5/01/22 ...............................................        1,800,000         1,800,000
   Series C-4, Weekly VRDN and Put, 1.98%, 5/01/22 ..............................................        5,000,000         5,000,000
   Series C-5, Weekly VRDN and Put, 1.93%, 5/01/22 ..............................................        5,500,000         5,500,000
   Series C-8, Weekly VRDN and Put, 1.50%, 5/01/22 ..............................................        7,600,000         7,600,000
   Series C-10, Weekly VRDN and Put, 1.75%, 5/01/22 .............................................       23,000,000        23,000,000
   Series C-12, Weekly VRDN and Put, 1.95%, 5/01/22 .............................................        6,700,000         6,700,000
   Series C-15, Weekly VRDN and Put, 1.60%, 5/01/22 .............................................        5,000,000         5,000,000
a California State Economic Development Financing Authority Revenue, KQED Inc. Project, Refunding,
   Weekly VRDN and Put, 1.95%, 4/01/20 ..........................................................          810,000           810,000
a California State Economic Recovery Revenue,
   Series C-2, Daily VRDN and Put, 0.92%, 7/01/23 ...............................................        3,250,000         3,250,000
   Series C-3, Daily VRDN and Put, 0.92%, 7/01/23 ...............................................          400,000           400,000
   Series C-11, Weekly VRDN and Put, 1.65%, 7/01/23 .............................................        1,155,000         1,155,000
  California State GO,
   a Kindergarten-University, Public, Refunding, Series A-6, Weekly VRDN and Put, 1.60%,
    5/01/34 .....................................................................................        1,500,000         1,500,000
   a Kindergarten-University, Public, Refunding, Series B-4, Weekly VRDN and Put, 1.60%,
    5/01/34 .....................................................................................        2,100,000         2,100,000

                    23 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-free Trust

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 INVESTMENTS (CONTINUED)
 MUNICIPAL BONDS (CONTINUED)
 CALIFORNIA (CONTINUED)
 California State GO, (continued)
   a Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put, 1.40%,5/01/34 .......     $  2,500,000     $  2,500,000
   a Kindergarten-University, Series A-5, Daily VRDN and Put, 0.85%, 5/01/34 .................        8,700,000        8,700,000
   a Kindergarten-University, Series A-10, Weekly VRDN and Put, 1.50%, 5/01/34 ...............        2,800,000        2,800,000
     Pre-Refunded, 5.10%, 2/01/34 ............................................................        2,420,000        2,489,357
   a Refunding, Series B, Sub Series B-7, Daily VRDN and Put, 0.90%, 5/01/40 .................          500,000          500,000
   a Series A-3, Daily VRDN and Put, 0.92%, 5/01/33 ..........................................        6,200,000        6,200,000
   a Series B-1, Weekly VRDN and Put, 1.77%, 5/01/33 .........................................        5,000,000        5,000,000
   a Series B-3, Weekly VRDN and Put, 1.93%, 5/01/33 .........................................        4,600,000        4,600,000
   a Series C-2, Weekly VRDN and Put, 1.95%, 5/01/33 .........................................        6,700,000        6,700,000
  California State RAN, 4.00%, 6/30/08 .......................................................       18,000,000       18,027,380
  California State University Revenue, TECP, Series A, 1.90%, 5/05/08 ........................       10,000,000       10,000,000
a California Statewide CDA Revenue, North Peninsula Jewish, Daily VRDN and Put, 0.90%,
    7/01/34 ..................................................................................        4,400,000        4,400,000
a California Transportation Finance Authority Revenue, FSA Insured, Weekly VRDN and Put,
    1.95%, 10/01/27 ..........................................................................        5,420,000        5,420,000
a Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN and Put,
   2.10%,
   9/01/14 ...................................................................................          400,000          400,000
   9/01/23 ...................................................................................        1,900,000        1,900,000
a Chico MFMR, Webb Homes Project, Monthly VRDN and Put, 2.60%, 1/01/10 .......................          545,000          545,000
a East Bay MUD Wastewater System Revenue, Refunding, Sub Series A, Weekly VRDN and Put, 1.90%,
   6/01/33 ...................................................................................        5,000,000        5,000,000
a Eastern Municipal Water District Water and Sewer Revenue COP, Refunding, Series B, MBIA
Insured,
     Weekly VRDN and Put, 3.25%, 7/01/33 .....................................................        2,265,000        2,265,000
a Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and Put,
     7.25%, 7/01/29 ..........................................................................       13,500,000       13,500,000
a Fremont PFA, COP, Weekly VRDN and Put, 1.93%, 8/01/30 ......................................        5,100,000        5,100,000
a Grant Joint UHSD, COP,
   School Facilities Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 2.10%,
     9/01/34 .................................................................................        4,900,000        4,900,000
   Various Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 2.10%, 7/01/37 ..........       10,000,000       10,000,000
a Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 1.90%, 6/01/30 .................          800,000          800,000
  Imperial Irrigation District Revenue, TECP, Series A, 1.00%, 6/05/08 .......................       16,500,000       16,500,000
a Irvine 1915 Act, AD No. 94-15, Refunding, Daily VRDN and Put, 1.09%, 9/02/20 ...............        3,799,000        3,799,000
a Irvine 1915 Act Special Assessment,
   AD No. 00-18, Series A, Daily VRDN and Put, 1.09%, 9/02/26 ................................        3,027,000        3,027,000
   AD No. 03-19, Series A, Daily VRDN and Put, 1.09%, 9/02/29 ................................        1,274,000        1,274,000
   AD No. 03-19, Series B, Daily VRDN and Put, 0.90%, 9/02/29 ................................          904,000          904,000
   AD No. 05-21, Series A, Daily VRDN and Put, 0.90%, 9/02/31 ................................        5,900,000        5,900,000
   AD No. 93-14, Daily VRDN and Put, 0.90%, 9/02/25 ..........................................        1,456,000        1,456,000
   AD No. 94-13, Daily VRDN and Put, 1.09%, 9/02/22 ..........................................        9,200,000        9,200,000
   AD No. 97-13, Daily VRDN and Put, 1.09%, 9/02/23 ..........................................        4,554,000        4,554,000
   AD No. 97-16, Daily VRDN and Put, 1.09%, 9/02/22 ..........................................        7,500,000        7,500,000
a Irvine Public Facilities and Infrastructure Authority Lease Revenue, Capital Improvement
   Project,
   Weekly VRDN and Put, 1.85%, 11/01/10 ......................................................        4,950,000        4,950,000
a Irvine Ranch Water District GO,
   Consolidated ID, Daily VRDN and Put, 0.92%, 6/01/15 .......................................        2,275,000        2,275,000
   District Nos. 105 140 240 and 250, Daily VRDN and Put, 0.90%, 1/01/21 .....................        4,300,000        4,300,000

                    24 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  Investments (continued)
  Municipal Bonds (continued)
  California (continued)

a Irvine Ranch Water District Revenue, District Nos. 140 240 105 and 250, Daily VRDN and Put,
     1.09%, 4/01/33 ..........................................................................     $  1,400,000     $  1,400,000
a Lodi Electric System Revenue COP, Refunding, Series A, MBIA Insured, Weekly VRDN and Put,
     2.75%, 7/01/32 ..........................................................................        2,700,000        2,700,000
a Los Angeles COP, Kadima Hebrew Academy, Series A, Weekly VRDN and Put, 1.95%, 8/01/35 ......        1,300,000        1,300,000
  Los Angeles County GO, TRAN, 4.50%, 6/30/08 ....................................                   20,000,000       20,041,736
a Los Angeles Department of Water and Power Waterworks Revenue,
     Refunding, Sub Series B-4, Weekly VRDN and Put, 1.70%, 7/01/35 ..........................        6,650,000        6,650,000
     Sub Series B-2, Daily VRDN and Put, 1.09%, 7/01/35 ......................................       16,550,000       16,550,000
a Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 1.90%, 7/01/10 ..........             145,507          145,507
a Los Angeles Water and Power Revenue,
     Power System, Sub Series A-2, Weekly VRDN and Put, 1.95%, 7/01/35 .......................        2,050,000        2,050,000
     Refunding, Sub Series B-2, Weekly VRDN and Put, 1.60%, 7/01/34 ..........................        1,300,000        1,300,000
     Refunding, Sub Series B-3, Daily VRDN and Put, 0.90%, 7/01/34 ...........................        1,100,000        1,100,000
a M-S-R Public Power Agency San Juan Project Revenue, sub. lien,
     Refunding, Series F, MBIA Insured, Daily VRDN and Put, 2.05%, 7/01/22 ...................        3,135,000        3,135,000
     Series E, MBIA Insured, Weekly VRDN and Put, 5.00%, 7/01/22 .............................        3,100,000        3,100,000
a Manhattan Beach COP, Refunding, Weekly VRDN and Put, 1.95%, 8/01/32.........................        2,500,000        2,500,000
a Metropolitan Water District of Southern California Waterworks Revenue,
     Refunding, Series A, Weekly VRDN and Put, 1.63%, 7/01/25 ................................        8,660,000        8,660,000
     Refunding, Series B-1, Daily VRDN and Put, 1.09%, 7/01/35 ...............................        4,450,000        4,450,000
     Refunding, Series B-3, Daily VRDN and Put, 0.92%, 7/01/35 ...............................          900,000          900,000
     Refunding, Series B-4, Weekly VRDN and Put, 1.92%, 7/01/35 ..............................        7,000,000        7,000,000
     Refunding, Series C-1, Weekly VRDN and Put, 1.95%, 7/01/30 ..............................        3,000,000        3,000,000
     Series C, Weekly VRDN and Put, 1.60%, 7/01/28 ...........................................       13,200,000       13,200,000
a Monterey Peninsula Water Management District COP, Wastewater Reclamation Project, Weekly
     VRDN and Put, 2.05%, 7/01/22 ............................................................        3,600,000        3,600,000
a Northern California Public Power Agency Revenue, Hydroelectric Project No. 1, Refunding,
     Series A, MBIA Insured, Weekly VRDN and Put, 2.75%, 7/01/23 .............................       14,200,000       14,200,000
a Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 1.85%, 12/01/15 ...............        4,800,000        4,800,000
a Orange County Sanitation District COP, Refunding,
     Series A, Daily VRDN and Put, 1.10%, 8/01/29 ............................................        9,735,000        9,735,000
     Series B, Daily VRDN and Put, 1.10%, 8/01/30 ............................................        1,300,000        1,300,000
a Orange County Water District Revenue COP, Series A, Weekly VRDN and Put, 1.93%, 8/01/42....         1,550,000        1,550,000
a Pajaro Valley USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN and
     Put, 2.10%, 9/01/31 .....................................................................          700,000          700,000
a Riverside County Asset Leasing Corp. Leasehold Revenue, Southwest Justice Center, Series B,
     MBIA Insured, Weekly VRDN and Put, 3.00%, 11/01/32 ......................................        5,000,000        5,000,000
a Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly VRDN and
     Put, 1.95%, 12/01/15 ....................................................................        1,400,000        1,400,000
   Riverside County Teeter Obligation Revenue, TECP, 2.05%, 5/08/08 ..........................       11,900,000       11,900,000
a Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and Put,
     1.90%, 6/01/20 ..........................................................................       14,470,000       14,470,000
   Sacramento County GO, TRAN, 4.50%, 7/09/08 ................................................       10,000,000       10,022,169
a Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly VRDN and
     Put, 1.95%, 12/01/30 ....................................................................       30,100,000       30,100,000
a San Diego County COP, Weekly VRDN and Put, 1.95%, 11/01/30 .................................        1,400,000        1,400,000

                    25 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS (CONTINUED)
   MUNICIPAL BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
a San Jose RDAR, Merged Area Redevelopment Project,
     Series A, Weekly VRDN and Put, 1.89%, 7/01/26 ...........................................   $    5,400,000     $   5,400,000
     Series B, Weekly VRDN and Put, 1.95%, 8/01/32............................................        1,300,000         1,300,000
a Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities
     Replacement Project, Series B, Weekly VRDN and Put, 1.75%, 11/15/25 .....................        2,500,000         2,500,000
a Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
Series A, FNMA Insured, Weekly VRDN and Put, 1.94%, 12/15/25 .................................        5,000,000         5,000,000
a Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series C, AMBAC
Insured, Weekly VRDN and Put, 2.50%, 6/01/26..................................................        2,195,000         2,195,000
a South Placer Wastewater Authority Wastewater Revenue, Series B, FGIC Insured, Weekly VRDN
     and Put, 7.00%, 11/01/35 ................................................................       15,900,000        15,900,000
a Southern California Public Power Authority Power Project Revenue, Palo Verde Project,
     Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 3.50%, 7/01/17 .................          700,000           700,000
a Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission, Refunding,
     AMBAC Insured, Weekly VRDN and Put, 2.00%, 7/01/19 ......................................       26,515,000        26,515,000
     Series A, FSA Insured, Weekly VRDN and Put, 2.05%, 7/01/23 ..............................        4,000,000         4,000,000
     Series B, FSA Insured, Weekly VRDN and Put, 1.70%, 7/01/23 ..............................        6,600,000         6,600,000
a Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden Martin
     Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put, 2.65%, 1/01/10 ...........        1,800,000         1,800,000
a Turlock Irrigation District COP, Capital Improvement and Refunding Project, Daily VRDN and
     Put, 0.95%, 1/01/31 .....................................................................          900,000           900,000
   Turlock Irrigation District Revenue, TECP, 2.60%, 5/08/08 .................................        3,000,000         3,000,000
a Tustin 1915 Act Special Assessment, Reassessment District No. 95-2, Series A, Daily VRDN and
     Put, 1.09%, 9/02/13 ....................................................................        16,569,000        16,569,000
a Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and
     Put, 1.94%, 7/15/29 ....................................................................         2,000,000         2,000,000
  University of California Regents Revenue, TECP, 2.60%, 5/08/08 ............................         6,900,000         6,900,000
a Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 2.00%, 5/15/22 ...........        1,985,000         1,985,000
a Vernon Natural Gas Financing Authority Revenue, Vernon Gas Project,
     Series B, MBIA Insured, Weekly VRDN and Put, 3.00%, 8/01/21 .............................        9,435,000         9,435,000
     Series C, MBIA Insured, Weekly VRDN and Put, 3.00%, 8/01/21 .............................       10,735,000        10,735,000
a WateReuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 1.90%, 5/01/28.......       17,075,000        17,075,000
                                                                                                                    -------------
                                                                                                                      731,770,570
                                                                                                                    -------------
   U.S. TERRITORY 1.0%
   PUERTO RICO 1.0%
   Puerto Rico Commonwealth GO, Public Improvement,
     Mandatory Put 7/01/08, Refunding, Series C, MBIA Insured, 5.00%, 7/01/28  ...............        5,000,000         5,019,876
     a Refunding, Series A-3, FSA Insured, Daily VRDN and Put, 1.10%, 7/01/29  ...............        1,200,000         1,200,000
     a Refunding, Series A-3, FSA Insured, Daily VRDN and Put, 1.10%, 7/01/31 ................        1,400,000         1,400,000
                                                                                                                    -------------
                                                                                                                        7,619,876
                                                                                                                    -------------
   TOTAL INVESTMENTS (COST $739,390,446)  ....................................................                        739,390,446
   OTHER ASSETS, LESS LIABILITIES 2.1%  ......................................................                         15,540,552
                                                                                                                    -------------
   NET ASSETS 100.0%  ........................................................................                      $ 754,930,998
                                                                                                                    =============

See Selected Portfolio Abbreviations on page 27.

----------

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.

                    26 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

SELECTED PORTFOLIO ABBREVIATIONS

1915 Act   - Improvement Bond Act of 1915               MFH    - Multi-Family Housing
ABAG       - The Association of Bay Area Governments    MFHR   - Multi-Family Housing Revenue
ACA        - American Capital Access Holdings Inc.      MFMR   - Multi-Family Mortgage Revenue
ACES       - Adjustable Convertible Exempt Security     MFR    - Multi-Family Revenue
AD         - Assessment District                        MTA    - Metropolitan Transit Authority
AMBAC      - American Municipal Bond Assurance Corp.    MUD    - Municipal Utility District
BART       - Bay Area Rapid Transit                     PBA    - Public Building Authority
CDA        - Community Development Authority/Agency     PCFA   - Pollution Control Financing Authority
CFD        - Community Facilities District              PCR    - Pollution Control Revenue
COP        - Certificate of Participation               PFA    - Public Financing Authority
CRDA       - Community Redevelopment Authority/Agency   PFAR   - Public Financing Authority Revenue
ETM        - Escrow to Maturity                         RAN    - Revenue Anticipation Note
FGIC       - Financial Guaranty Insurance Co.           RDA    - Redevelopment Agency/Authority
FNMA       - Federal National Mortgage Association      RDAR   - Redevelopment Agency Revenue
FSA        - Financial Security Assurance Inc.          SFM    - Single Family Mortgage
GNMA       - Government National Mortgage Association   SFMR   - Single Family Mortgage Revenue
GO         - General Obligation                         TECP   - Tax-Exempt Commercial Paper
HFAR       - Housing Finance Authority Revenue          TRAN   - Tax and Revenue Anticipation Note
HFA        - Housing Finance Authority/Agency           UHSD   - Unified/Union High School District
ID         - Improvement District                       USD    - Unified/Union School District
MBIA       - Municipal Bond Investors Assurance Corp.   XLCA   - XL Capital Assurance

                    See Notes to Statements of Investments.

                    27 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of four funds (Funds).

2.    SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

                    28 | QUARTERLY STATEMENTS OF INVESTMENTS

Franklin California Tax-Free Trust

--------------------------------------------------------------------------------

3.    INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

------------------------------------------------------------------------------------------------------
                                  FRANKLIN CALIFORNIA     FRANKLIN CALIFORNIA    FRANKLIN CALIFORNIA
                                       INSURED             INTERMEDIATE-TERM        LIMITED-TERM
                                  TAX-FREE INCOME FUND    TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                  ---------------------------------------------------------------------
Cost of investments...........    $   1,982,387,941       $    516,387,994       $     19,340,956
                                  -----------------------------------------------------------------
Unrealized appreciation.......    $      82,233,870       $     10,568,760       $         61,238

Unrealized depreciation.......          (28,271,630)            (5,613,543)               (31,986)
                                  -----------------------------------------------------------------
Net unrealized appreciation
(depreciation)................    $      53,962,240       $      4,955,217       $         29,252
                                  =================================================================

At March 31, 2008, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4.    NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                    29 | QUARTERLY STATEMENTS OF INVESTMENTS


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2008



                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/27/2008

/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration








I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/27/2008

/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer